Dividends (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividends (Details) [Line Items]
Distribution of dividends percentage	40.00%
Preparatory Agreement for Effective Collaboration [Member]
Dividends (Details) [Line Items]
Paid dividends to noncontrolling unitholders	S/ 43.0	S/ 82.4